Vessels, Net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Balance			$ 1,375,931
Impairment loss	$ 0	$ 0	0	$ (11,690)
Balance	1,335,093		1,335,093		$ 1,375,931
Cost
Property, Plant and Equipment [Line Items]
Balance			1,487,606	1,478,886	1,478,886
Additions			72,606		437,498
Disposals			(104,274)		(406,054)
Impairment loss					(22,724)
Balance	1,455,938		1,455,938		1,487,606
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance			(111,675)	(125,755)	(125,755)
Additions			(29,312)		(63,660)
Disposals			20,142		65,734
Impairment loss					12,006
Balance	(120,845)		(120,845)		(111,675)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance			1,375,931	$ 1,353,131	1,353,131
Additions			43,294		373,838
Disposals			(84,132)		(340,320)
Impairment loss					(10,718)
Balance	$ 1,335,093		$ 1,335,093		$ 1,375,931